Condensed Consolidated Interim Statements of Cash Flows (Unaudited) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ILS (₪)
Cash flows used in operating activities:
Comprehensive loss	₪ (12,818)	$ (3,513)	₪ (11,037)
Adjustments for:
Depreciation and amortization	600	164	601
Share-based compensation to employees and consultants	2,141	588	1,056
Changes in fair market value of services received through the Alpha Agreement	1,530	419
Recognition of unrecognized day one loss	433	119
Exchange differences on cash and cash equivalents	(59)	(16)	75
Loss from changes in fair value of financial instruments	589	161
Exchange differences on restricted cash	(27)	(7)	50
Total net cash used in operations	(7,611)	(2,085)	(9,255)
Changes in operating asset and liability items:
Increase in trade receivables	(1,190)	(326)
Increase in inventory	(1,645)	(451)	(63)
Decrease (increase) in other receivables (including long-term receivables)	(196)	(54)	2,757
(Decrease) in trade payables (including long-term payables)	(507)	(139)	(2,998)
Decrease (increase) in accrued liabilities and other payables	(446)	(122)	169
Increase (decrease) in royalties to the IIA	(111)	(30)	(26)
Total changes in operating asset and liability	(4,095)	(1,122)	(161)
Net cash used in operating activities	(11,706)	(3,207)	(9,416)
Cash flows from investing activities:
Purchase of property and equipment	(2,329)	(638)	(45)
Net cash used in investing activities	(2,329)	(638)	(45)
Cash flows from financing activities:
Proceeds from issue of shares and warrants, net of issue expenses	5,438	1,490	6,788
Exercise of warrants into shares			3,618
Loan received	210	58
Payments made for equipment on financing terms	(126)	(35)	(127)
Net cash provided by financing activities	5,522	1,513	10,279
Increase (Decrease) in cash and cash equivalents	(8,513)	(2,332)	818
Cash and cash equivalents at the beginning of the period	17,817	4,881	3,797
Exchange differences on cash and cash equivalents	59	16	(75)
Cash and cash equivalents at the end of the period	9,363	2,565	₪ 4,540
Non-cash investing activities:
Conversion of Debentures to pre-paid warrant	₪ 12,708	$ 3,482